UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Partners, L.P.
           --------------------------------------------------------------
Address:   280 Park Avenue
           --------------------------------------------------------------
           New York, NY  10017
           --------------------------------------------------------------

Form 13F File Number:  28-6862
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joshua Nash LLC, by Joshua Nash, Member
         --------------------------------------------------------------
Title:   General Partner
         --------------------------------------------------------------
Phone:   212-455-6200
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joshua Nash                     New York, NY                    8/6/02
---------------------               ------------                    -------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:               27
                                            ---------------------------
Form 13F Information Table Value Total:     $       192,829
                                            ---------------------------
                                                 (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                         FOR QUARTER ENDED JUNE 30, 2002

                                                                                                              ITEM 6:
                                                                                   ITEM 5:             INVESTMENT DISCRETION
                                   ITEM 2:          ITEM 3:         ITEM 4:       Shares or                (b) Shares
           ITEM 1:                 Title of          Cusip            Fair        Principal                as Defined    (c) Shared
       Name of Issuer               Class            Number       Market Value      Amount      (a) Sole   in Instr. V     Other
-----------------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD.         COM                G3223R108             3,894,120       69,600       X
PARTNER RE LTD.               COM                G6852T105            12,394,140      253,200       X
AMGEN INC                     CALL               031162900             5,683,116      135,700       X
AMYLIN PHARMACEUTICALS        COM                032346108             1,903,560      174,000       X
BECTON DICKINSON CO           COM                075887109             2,997,150       87,000       X
CVS CORP                      COM                126650100             5,428,440      177,400       X
CALPINE                       PUT                131347956             1,801,086      256,200       X
CHUBB CORP                    COM                171232101            12,687,360      179,200       X
CHUBB CORP                    CALL               171232901             2,463,840       34,800       X
COMMSCOPE                     COM                203372107             2,652,500      212,200       X
COMPUTER ASSOCIATES           COM                204912109             2,771,216      174,400       X
COMPUTER ASSOCIATES           PUT                204912959             2,218,244      139,600       X
AMEX DIAMONDS                 UNIT SER 1         252787106            28,212,397      304,900       X
FOOT LOCKER INC.              COM                344849104             1,511,470      104,600       X
IMAGISTICS INTL.              COM                45247T104             5,930,014      276,200       X
IMMUNEX CORP.                 COM                452528102             5,567,128      249,200       X
INTERNATIONAL BUSINESS MACHS  PUT                459200951            12,564,000      174,500       X
IRON MOUNTAIN INC.            COM                462846106             4,294,320      139,200       X
MIRANT CORP.                  COM                604675108             2,538,210      347,700       X
NASDAQ 100 SHARES UNIT SER 1  UNIT SER 1         631100104            11,838,960      453,600       X
NASDAQ 100 SHARES UNIT SER 1  PUT                631100954            11,838,960      453,600       X
PFIZER                        COM                717081103            10,724,000      306,400       X
PFIZER                        PUT                717081953             7,304,500      208,700       X
PHARMACIA CORP.               COM                71713U102            11,729,340      313,200       X
PHILIP MORRIS                 COM                718154107            11,819,808      270,600       X
VARIAN INC.                   COM                922206107             4,794,225      145,500       X
WEBMD CORP                    COM                94769M105             5,266,865      935,500       X




                                                                  192,828,969

Table continued...

                                                          ITEM 8:
                                                  VOTING AUTHORITY SHARES
                                ITEM 7:
           ITEM 1:             Managers
       Name of Issuer          See Instr. V(a) Sole     (b) Shared    (c) None
-------------------------------------------------------------------------------
EVEREST RE GROUP LTD.                          X
PARTNER RE LTD.                                X
AMGEN INC                                      X
AMYLIN PHARMACEUTICALS                         X
BECTON DICKINSON CO                            X
CVS CORP                                       X
CALPINE                                        X
CHUBB CORP                                     X
CHUBB CORP                                     X
COMMSCOPE                                      X
COMPUTER ASSOCIATES                            X
COMPUTER ASSOCIATES                            X
AMEX DIAMONDS                                  X
FOOT LOCKER INC.                               X
IMAGISTICS INTL.                               X
IMMUNEX CORP.                                  X
INTERNATIONAL BUSINESS MACHS                   X
IRON MOUNTAIN INC.                             X
MIRANT CORP.                                   X
NASDAQ 100 SHARES UNIT SER 1                   X
NASDAQ 100 SHARES UNIT SER 1                   X
PFIZER                                         X
PFIZER                                         X
PHARMACIA CORP.                                X
PHILIP MORRIS                                  X
VARIAN INC.                                    X
WEBMD CORP                                     X